INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Amount before taxes
Remeasurement income related to defined benefit liability		$ 7,444		$ 8,556	$ (38,451)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)		3,994		(132,593)	56,496
Gains due asset revaluation		0		3,561	0
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)		(61,052)		53,311	27,675
Loss on net investment hedge in foreign operations		(1,207,052)		(341,792)	(60,258)
Exchange differences arising on translating the foreign operations		2,513,742		339,475	104,955
Unrealized gain on investments in associates and joint ventures using equity method		2,913		5,020	8,151
Net		1,259,989		(64,462)	98,568
Deferred tax
Remeasurement income related to defined benefit liability		(1,791)		(4,940)	14,835
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	[2]	48,153	[1]	37,736	(12,607)
Gains due asset revaluation		(142)		(1,211)	0
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	[2]	9,527		(5,612)	0
Loss on net investment hedge in foreign operations		493,346		39,443	20,213
Unrealized gains on investments in associates and joint ventures using equity method		(982)		(89)	(32)
Net		548,111		65,327	22,409
Net taxes
Remeasurement income related to defined benefit liability		5,653		3,616	(23,616)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)		52,147		(94,857)	43,889
Gains due asset revaluation		(142)		2,350	0
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)		(51,525)		47,699	27,675
Loss on net investment hedge in foreign operations		(713,706)		(302,349)	(40,045)
Exchange differences arising on translating the foreign operations		2,513,742		339,475	104,955
Unrealized gains on investments in associates and joint ventures using equity method		1,931		4,931	8,119
Other comprehensive income, attributable to the owners of the Parent Company, net of tax		$ 1,808,100		$ 865	$ 120,977

[1]	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.
[2]	The tax related to financial instruments is segregated between equity instruments and debt instruments, in order to improve the presentation.